General information about financial statements (Tables)	6 Months Ended
Jun. 30, 2024
Company´s Operations [Abstract]
Disclosure of subsidiaries

			% equity interest
Entity/Type of investment	Main activity	Country	06/30/2024	12/31/2023
Consolidated
F&E Tecnologia do Brasil S.A. (Direct)	Biofuel production, except alcohol	Brazil	100.00%	100.00%
Fibria Celulose (USA) Inc. (Direct)	Business office	United States of America	100.00%	100.00%
Fibria Overseas Finance Ltd. (Direct) (1)	Financial fundraising	Cayman Island		100.00%
Fibria Terminal de Celulose de Santos SPE S.A. (Direct)	Port operations	Brazil	100.00%	100.00%
FuturaGene Ltd.	Biotechnology research and development	England	100.00%	100.00%
FuturaGene Delaware Inc. (Indirect)	Biotechnology research and development	United States of America	100.00%	100.00%
FuturaGene Israel Ltd. (Indirect)	Biotechnology research and development	Israel	100.00%	100.00%
FuturaGene Inc. (Indirect)	Biotechnology research and development	United States of America	100.00%	100.00%
Maxcel Empreendimentos e Participações S.A. (Direct)	Holding	Brazil	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A. (Indirect)	Port operations	Brazil	100.00%	100.00%
Mucuri Energética S.A. (Direct)	Power generation and distribution	Brazil	100.00%	100.00%

			% equity interest
Entity/Type of investment	Main activity	Country	06/30/2024	12/31/2023
Paineiras Logística e Transportes Ltda. (Direct)	Road freight transport	Brazil	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A. (Direct)	Port operations	Brazil	51.00%	51.00%
Projetos Especiais e Investimentos Ltda. (Direct)	Commercialization of equipment and parts	Brazil	100.00%	100.00%
SFBC Participações Ltda. (Direct)	Packaging production	Brazil	100.00%	100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp. (Direct)	Commercialization of paper and computer materials	Argentina	100.00%	100.00%
Suzano Austria GmbH. (Direct)	Business office	Austria	100.00%	100.00%
Suzano Canada Inc. (Direct)	Lignin research and development	Canada	100.00%	100.00%
Suzano Ecuador S.A.S. (Direct)	Business office	Ecuador	100.00%	100.00%
Suzano Finland Oy (Direct)	Industrialization and commercialization of cellulose, microfiber cellulose and paper	Finland	100.00%	100.00%
Suzano International Finance B.V (Direct)	Financial fundraising	Netherlands	100.00%	100.00%
Suzano International Holding B.V. (Direct)	Holding	Netherlands	100.00%	100.00%
Suzano International Trade GmbH. (Direct)	Business office	Austria	100.00%	100.00%
Suzano Material Technology Development Ltd. (Direct)	Biotechnology research and development	China	100.00%	100.00%
Suzano Netherlands B.V. (Direct)	Financial fundraising	Netherlands	100.00%	100.00%
Suzano Operações Industriais e Florestais S.A. (Direct)	Industrialization, commercialization and exporting of pulp	Brazil	100.00%	100.00%
Suzano Pulp and Paper America Inc. (Direct)	Business office	United States of America	100.00%	100.00%
Suzano Pulp and Paper Europe S.A. (Direct)	Business office	Switzerland	100.00%	100.00%
Suzano Shanghai Ltd. (Direct)	Business office	China	100.00%	100.00%
Suzano Shanghai Trading Ltd. (Direct)	Financial fundraising	China	100.00%	100.00%
Suzano Singapura Pte. Ltd (Direct)	Business office	Singapore	100.00%	100.00%
Suzano Trading International KFT(Direct)	Business office	Hungary	100.00%	100.00%
Suzano Ventures LLC (Direct)	Corporate venture capital	United States of America	100.00%	100.00%

Joint operation
Veracel Celulose S.A. (Direct)	Industrialization, commercialization and exporting of pulp	Brazil	50.00%	50.00%

Equity
Biomas Serviços Ambientais, Restauração e Carbono S.A. (Direct)	Restoration, conservation and preservation of forests	Brazil	16.66%	16.66%
Ensyn Corporation (Direct)	Biofuel research and development	United States of America	25.53%	25.53%
F&E Technologies LLC (Direct/Indirect)	Biofuel production, except alcohol	United States of America	50.00%	50.00%
Ibema Companhia Brasileira de Papel (Direct)	Industrialization and commercialization of paperboard	Brazil	49.90%	49.90%
Spinnova Plc (Direct)	Research of sustainable raw materials for the textile industry	Finland	18.77%	18.78%
Woodspin Oy (Direct/Indirect)	Development and production of cellulose-based fibers, yarns and textile filaments	Finland	50.00%	50.00%

Fair value through other comprehensive income
Celluforce Inc. (Direct)	Nanocrystalline pulp research and development	Canada	8.28%	8.28%
Nfinite Nanotechnology Inc. (Indirect) (2)	Research and development of smart nanocoatings	Canada	5.00%
(1)On March 27, 2024, the entity was liquidated.
(2)On March 8, 2024, Suzano Ventures LLC acquired equity interest in the legal entity Nfinite Nanotechnology Inc., which is an indirect subsidiary of Suzano S.A.
1.2 Major events in the six-month period ended June 30, 2024
1.2.1 Effects of the war between Russia and Ukraine, and Middle East conflict
The Company has continuously monitored the impacts of the current war between Russia and Ukraine, and the Middle East conflict, both direct and indirect, on society, the economy and markets (global and domestic), with the objective of evaluating possible impacts and risks for the business.
The Company's assessment has covered five main areas:
(i)Personnel: Suzano has local employees and facilities in the city of Rehovot in Israel, through its subsidiary, FuturaGene Israel Ltd. The Company continuously monitors the situation.

In the context of the conflict between Russia and Ukraine, Suzano does not have employees or facilities of any kind in locations related to the conflict.
(ii)Supply Chain: the Company did not identify any short-term or long-term risk of possible interruptions or shortages of materials for its industrial and forestry activities. So far, the only effects observed have been greater volatility in commodities and energy prices.
(iii)Logistics: internationally, there was no change in the Company’s logistical operations, with all the routes used remaining unchanged and the moorings in the planned locations being maintained. At the domestic level, no changes in logistical flows were identified.
(iv)Commercial: to date, the Company has continued with its transactions as planned, maintaining service to its customers in all its sectors of activity. Sales to a few customers located in Russia were suspended, without any significant financial impact.
(v)Continuity of operations: The conflict in Israel may result in disruptions to biotechnology research and development operations at FuturaGene Israel Ltd.
As a result of the current scenario, the Company has taken steps to expand its monitoring of the situation, together with its main stakeholders, in order to ensure any updates and information flows required for its global decision-making are available in a timely manner.
1.2.2 Cerrado Project
On October 28, 2021, the Company's Board of Directors approved the realization of the Cerrado Project, which consists of building a pulp production mill in the municipality of Ribas do Rio Pardo, in the state of Mato Grosso do Sul.
The plant will have an nominal capacity of 2,550,000 tons of eucalyptus pulp production per year, with operations begin during the month of July 2024. The total investment is R$22,200,000, with substantial payments during the years of 2021 to 2025.
1.2.3 Cancellation of shares and new share buyback program
On January 26, 2024, the Board of Directors approved the cancellation of 20,000,000 common shares, with an average cost of R$42.69 per share, in the amount of R$853,725, which were held in treasury, without changing the share capital and against the balances of retained earnings reserves available. After the cancellation of the shares, the share capital of R$9,269,281 is divided into 1,304,117,615 common shares, all nominative, book-entry and with no par value.
On the same date, the Company decided on a new share buyback program, in which it may acquire up to a maximum of 40,000,000 common shares of its own issue with a maximum period of 18 months, which will end on July 26, 2025.
1.2.4 Share capital increase
On April 25, 2024, the Board of Directors approved the increase in the Company's capital stock, in the amount of R$10,000,000, without the issuance of new shares, pursuant to article 169, paragraph 1, of the Brazilian Corporation Law, to be paid in through the capitalization of the balance of the Capital Increase Reserve, pursuant to Article 199 of the Brazilian Corporation Law.
Due to the approval, the new wording of Article 5 of the Company's Bylaws will be as follows: "Article 5 – The Company's capital stock, fully subscribed and paid-up, is R$19,269,281 , divided into 1,304,117,615 common shares, all registered, book-entry and without par value."
1.2.5 Acquisition of equity interest in a specialty fibers business
On June 24, 2024, The Company entered into a partnership with B&C Holding Österreich GmbH (“B&C”), in which Suzano will (i) acquire a minority stake of 15.00% of the shares of Lenzing Aktiengesellschaft (“Lenzing”) held by B&C and (ii) sign a shareholders agreement with B&C establishing the main terms of the partnership, including: (a) the right to hold two seats on Lenzing’s Supervisory Board and (b) the right to alter the controlling position of Lenzing by Suzano acquiring an additional 15.00% (fifteen percent) of the shares of Lenzing held by B&C through a mandatory takeover offer procedure following the Austrian Takeover Law (“Transaction”).
The main terms and conditions of the Transaction are:
(i) Price for the minority stake: the price per share of EUR 39.70 (equivalent to R$238.07), with a total acquisition purchase price of EUR 229,971 (equivalent to R$1,379,090) to be fully paid at closing;
(ii) Suzano receives a right to alter the controlling position, acquiring an additional of 15.00% of the shares held by B&C as part of a mandatory takeover offer to be made by Suzano for all shares of Lenzing under Austrian Takeover Law at a price to be set in accordance with the requirements of the Austrian Takeover Law. Such right can be exercised by Suzano as from the day after the first anniversary of closing until the end of 2028;
(iii) Both steps, the acquisition of a minority stake and the change in the controlling position are subject to regulatory approvals common to this type of Transaction, including the mandatory takeover offer to be made by Suzano in compliance with Austrian Takeover Law in case of a change in control of Lenzing.
As of June 30, 2024, these steps had not been completed and, therefore, there are no accounting effects to recognize or disclose on this base date.